                KEMPER
                MONEY FUNDS

                SEMIANNUAL REPORT TO SHAREHOLDERS FOR THE PERIOD ENDED JANUARY 31, 1997

                    " . . . The money markets could
                    play an increasing and integral role
                    as investors look for a vehicle that
                    will help protect value during
                    the upcoming months."


                                                 [ZURICH LOGO]

CONTENTS
3
Performance Update
6
Terms to Know
6
Portfolio Statistics
8
Portfolio of Investments
16
Financial Statements
18
Notes to Financial Statements
19
Financial Highlights

AT A GLANCE
-------------------------------------------------------------------------------
KEMPER MONEY FUNDS
YIELD COMPARISON+
-------------------------------------------------------------------------------
FOR THE SIX-MONTH PERIOD ENDED JANUARY 31, 1997

                                  [BAR GRAPH]

KEMPER         FIRST-           KEMPER      GOVERN-        KEMPER          TAX-
 MONEY          TIER            GOVERN-      MENT         TAX-FREE        EXEMPT
MARKET          MONEY           MENT        MONEY          MONEY         MONEY
 FUND           FUND            MONEY        FUND           FUND          FUND
              AVERAGE*          FUND        AVERAGE*                     AVERAGE*
5.07%          4.76%           5.06%        4.65%            3.29%         2.92%

The tax-equivalent yield for Kemper Tax-Free Money Fund was 5.23%. The tax-equivalent yield is based on a marginal federal income tax rate of 37.1%. Income from Kemper Tax-Free Money Fund may be subject to state and local taxes and, for some investors, a portion of income may be subject to the alternative minimum tax.

An investment in money market funds is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that a fund will be able to maintain a stable net asset value of $1.00 per share.

+The six month yields for the funds are the annualized sum of the daily dividend rates for the period.

*The funds are compared to their respective IBC Financial Data categories: First Tier Money Fund Average consists of all non-institutional taxable money market funds investing in only first tier (highest rating) securities and tracked by IBC Financial Data; Government Money Fund Average includes all non-institutional government money market funds tracked by IBC Financial Data; Tax-Exempt Money Fund Average consists of all non-institutional tax-free money market funds tracked by IBC Financial Data.

--------------------------------------------------------------------------------
KEMPER MONEY FUNDS
LIPPER RANKINGS
-------------------------------------------------------------------------------
COMPARED TO ALL OTHER FUNDS IN THE RESPECTIVE LIPPER CATEGORY

                                KEMPER             KEMPER                    KEMPER
                                MONEY            GOVERNMENT                 TAX-FREE
                                MARKET             MONEY                      MONEY
                                 FUND               FUND                      FUND
---------------------------------------------------------------------------------------
       1-YEAR             #26 OF 288 FUNDS       #6 OF 115 FUNDS        #6 OF 134 FUNDS
---------------------------------------------------------------------------------------
       5-YEAR             #20 OF 174 FUNDS       #5 OF  79 FUNDS        #8 OF 94 FUNDS
---------------------------------------------------------------------------------------
       10-YEAR             #6 OF 105 FUNDS       #2 OF  43 FUNDS             N/A
---------------------------------------------------------------------------------------
       20-YEAR             #1 OF  28 FUNDS            N/A                    N/A
---------------------------------------------------------------------------------------

Lipper Analytical Services, Inc. rankings are based upon changes in net asset value with all dividends reinvested for the periods indicated as of January 31, 1997. Rankings are historical and do not reflect future performance. The Lipper categories that are used for comparison are as follows: Kemper Money Market Fund compared to the Lipper Money Market Instrument Fund category, Kemper Government Money Fund compared to the Lipper Government Money Market Fund category and Kemper Tax-Free Money Fund compared to the Lipper Tax-Exempt Money Market Fund category.

ABOUT YOUR REPORT

KEMPER MONEY FUNDS TO TAKE ZURICH NAME

To clearly distinguish Zurich Kemper Investments' no-load money market funds from the long-term equity and income mutual funds marketed by financial representatives, the name Kemper Money Funds will change to Zurich Money Funds on or about April 14, 1997. All current account services and features will remain, and the funds will continue to be managed by the Chicago-based team led by Frank Rachwalski, who has been with Kemper Money Market Fund since its inception in 1974.

----------------------------------------------------------------------------
              CURRENT NAME                          NEW NAME
----------------------------------------------------------------------------
    Kemper Money Market Fund            Zurich Money Market Fund
----------------------------------------------------------------------------
    Kemper Government Money Fund        Zurich Government Money Fund
----------------------------------------------------------------------------
    Kemper Tax-Free Money Fund          Zurich Tax-Free Money Fund
----------------------------------------------------------------------------

PERFORMANCE UPDATE

[RACHWALSKI PHOTO]

FRANK RACHWALSKI IS SENIOR VICE PRESIDENT OF ZURICH KEMPER INVESTMENTS, INC. AND PORTFOLIO MANAGER OF KEMPER MONEY FUNDS. MR. RACHWALSKI HOLDS A B.B.A. AND AN M.B.A. DEGREE FROM LOYOLA UNIVERSITY.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT, AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME, BASED ON MARKET AND OTHER CONDITIONS.

WHILE THE COURSE OF INTEREST RATES REMAINED AN ISSUE DURING THE SECOND HALF OF 1996 AND INTO THE FIRST MONTH OF 1997, MODERATE ECONOMIC GROWTH AND MODEST INFLATIONARY PRESSURES PREVENTED THE FEDERAL RESERVE BOARD FROM TAKING ANY ACTION. PORTFOLIO MANAGER FRANK RACHWALSKI DISCUSSES THE MARKET AND KEMPER MONEY FUNDS' PERFORMANCE.

Q    FRANK, WHAT SORT OF ECONOMIC ENVIRONMENT DID YOU CONFRONT DURING THE LAST
SIX MONTHS?

A    In the middle months of the year, we saw a shift in expectations from strong economic growth to slower growth. With that, came expectations that the Federal Reserve Board (the Fed) would not tighten (See Terms To Know on page 6) monetary conditions. Based on this scenario, we saw a flattening of the yield curve and slightly lower yield levels. As the months progressed, especially toward the end of the year, the opposite seemed to occur. The economy showed renewed signs of vigor, economic data was stronger and concerns of the Fed easing, or reducing, rates were dissipated. At that point, feelings stirred again toward an expectation that the Fed would embark on a tightening phase. Although economic growth has continued at a steady pace, we do not see strong inflationary pressures.

Q    HOW DID KEMPER MONEY FUNDS PERFORM IN THIS MARKET?

A    We had an excellent calendar 1996 and the second half of the year continued
to offer strong performance. All Kemper Money Funds were in the top decile of their Lipper Analytical Services, Inc. category for the one-year ended January 31, 1997 (see page 2 for full rankings disclosure). While interest rates were the source of much speculation, there were no big surprises in the market. The presidential election didn't affect the market very much because the balance between the parties was maintained. The year ended on a strong economic note.

Q    WHAT PROCESS DID YOU AND YOUR TEAM USE TO ACHIEVE THE FUNDS' OUTPERFORMANCE
RELATIVE TO THEIR PEER GROUPS?

A    With moderate economic growth and modest inflationary pressures, we remained somewhat defensive with maturities, reducing them to fewer than 40 days in the tax-exempt fund, but we lengthened and shortened maturities at different points in the period to take advantage of seasonal patterns. Tax-exempt rates generally vary at different points in the calendar year, particularly around tax times.

  In money market and government funds, these sorts of seasonal shifts do not exist. However, we did see the market get richer and cheaper based on market expectations. We lengthened and shortened maturities to take advantage of any opportunities it provided. Early in the period we modestly lengthened

PERFORMANCE UPDATE

maturities because there was some income reward for extension on the yield curve. As fall months progressed, the yield curve flattened as the market expectation of a Fed tightening diminished, so there was no reward in maintaining longer maturities. At that point we reverted to an overall defensive bias and shortened maturities.

Q     ON OR ABOUT APRIL 14, KEMPER MONEY FUNDS WILL TAKE ON THE ZURICH NAME AND
BECOME ZURICH MONEY FUNDS. WHY THE CHANGE AND WHAT EFFECT, IF ANY, WILL IT HAVE ON SHAREHOLDERS?

A     The name change is a very positive move and reflects our ownership by the
Zurich Insurance Group. This change will distinguish the money funds, which do not have a sales charge, from the Kemper Funds that are sold through financial representatives and include a sales charge. The money funds will remain a part of Zurich Kemper Investments, Inc. and will be managed from our Chicago offices by the same management team, which I will continue to lead.

    Also, the name change should not present any operational changes for shareowners. All account services will operate the same as they do today. Shareholder account numbers will remain the same and direct deposit features will not need to be adjusted. Shareholders will also be able to continue to use existing Kemper Money Funds checks and forms as well as the exchange privileges between Kemper Funds and Zurich Money Funds.

Q     WHAT IS YOUR OUTLOOK FOR THE COMING MONTHS?

A 1997 is going to be a year of both challenges and opportunities because we are much further along in an economic cycle. Levels of inflation appear to have bottomed out and actually have tilted modestly upward spurring the possibility of higher interest rates. The equity market has, by any measure, had a very long and very strong run and it seems to be on the pricey side. Our new Congress will have to tackle some major problems, such as balancing the budget and addressing transfer payments, and their actions and decisions could effect the economy. These considerations should lead investors to be a little more cautious in their investment plans. The money markets could play an increasing and integral role as investors look for a vehicle that will help protect value during the upcoming months.

PERFORMANCE UPDATE

-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS*
-------------------------------------------------------------------------------

FOR PERIODS ENDED JANUARY 31, 1997

                                                                        LIFE OF
                                            1-YEAR   5-YEAR   10-YEAR    FUND
-------------------------------------------------------------------------------------------------
KEMPER MONEY MARKET FUND                     5.21%    4.26%    5.86%     7.88%    (since 11/25/74)
-------------------------------------------------------------------------------------------------
KEMPER GOVERNMENT MONEY FUND                 5.19     4.28     5.81      6.74     (since 11/30/81)
-------------------------------------------------------------------------------------------------
KEMPER TAX-FREE MONEY FUND                   3.32     2.97      N/A      4.08     (since 9/10/87)
------------------------------------------------------------------------------------------------

YIELD COMPARISON



--------------------------------------------------------------------------------
KEMPER MONEY MARKET FUND COMPARED TO FIRST TIER MONEY FUNDS
FROM 7/31/96 THROUGH 1/28/97
--------------------------------------------------------------------------------
                                  [LINE GRAPH]

                                     7/31/96    8/27/96   9/24/96  10/29/96   11/26/96   12/31/96    1/28/97
------------------------------------------------------------------------------------------------------------
Kemper Money Market Fund             5.09       5.05     5.08       5.04       5.04      5.14        5.13
First Tier Money Fund Average**      4.74       4.73     4.75       4.75       4.75      4.82        4.75



--------------------------------------------------------------------------------
KEMPER GOVERNMENT MONEY FUND COMPARED TO GOVERNMENT MONEY FUNDS
FROM 7/31/96 THROUGH 1/28/97
--------------------------------------------------------------------------------
                                  [LINE GRAPH]

                                     7/31/96   8/27/96   9/24/96  10/29/96   11/26/96   12/31/96    1/28/97
------------------------------------------------------------------------------------------------------------
Kemper Government Money Fund         5.05       4.96     5.11       5.05       5.03      5.14        5.09
Government Money Fund Average**      4.67       4.64     4.67       4.68       4.67      4.73        4.66



--------------------------------------------------------------------------------
KEMPER TAX-FREE MONEY FUND COMPARED TO TAX-EXEMPT MONEY FUNDS
FROM 7/31/96 THROUGH 1/27/97
--------------------------------------------------------------------------------
                                  [LINE GRAPH]

                                     7/31/96   8/27/96   9/24/96  10/29/96   11/26/96   12/31/96    1/27/97
------------------------------------------------------------------------------------------------------------
Kemper Tax-Free Money Fund           3.27       3.30     3.35       3.32       3.26      3.55        3.21
Tax-Exempt Money Fund Average**      2.94       2.90     2.99       2.96       2.93      3.27        2.87

Past performance is not predictive of future performance. Returns fluctuate.

Please note: the tax-equivalent yield for Kemper Tax-Free Money Fund was 5.10% based on an annualized 7-day yield of 3.21% on 1/27/97 (at a marginal federal income tax rate of 37.1%).

 * Average annual total return assumes reinvestment of all dividends. For additional information, see the Prospectus and Statement of Additional Information and the Financial Highlights at the end of this report.

** The funds are compared to their respective IBC Financial Data categories:
   First Tier Money Fund Average consists of all non-institutional taxable money market funds investing in only first tier (highest rating) securities and tracked by IBC Financial Data; Government Money Fund Average includes all non-institutional government money market funds tracked by IBC Financial Data; Tax-Exempt Money Fund Average consists of all non-institutional tax-free money market funds tracked by IBC Financial Data.

TERMS TO KNOW

AVERAGE MATURITY The weighted average number of days in which each security in the portfolio matures.

DURATION A measure of the interest rate sensitivity of a portfolio, incorporating time to maturity and coupon size. The longer the duration, the greater the interest rate risk.

EASE When the Federal Reserve Board of Governors decreases the federal funds rate.

TIGHTEN An economic condition in which credit is difficult to secure, usually as the result of the Federal Reserve Board taking actions to restrict the money supply and raise interest rates.

PORTFOLIO STATISTICS

PORTFOLIO COMPOSITION*

----------------------------------------------------------------------------
KEMPER MONEY MARKET FUND                                         ON 1/31/97
----------------------------------------------------------------------------
COMMERCIAL PAPER                                                      79%
----------------------------------------------------------------------------
DOMESTIC CDs                                                           6
----------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                                 13
----------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY NOTES                                           2
----------------------------------------------------------------------------
TOTAL                                                                100%



                                  [PIE CHART]

PORTFOLIO STATISTICS


----------------------------------------------------------------------------
KEMPER GOVERNMENT MONEY FUND                                      ON 1/31/97
----------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                                 51%
----------------------------------------------------------------------------
FEDERAL AGENCIES                                                      49
----------------------------------------------------------------------------
TOTAL                                                                100%


                                  [PIE CHART]


----------------------------------------------------------------------------
KEMPER TAX-FREE MONEY FUND                                        ON 1/31/97
----------------------------------------------------------------------------
TAX-EXEMPT COMMERCIAL PAPER                                           52%
----------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES                                            43
----------------------------------------------------------------------------
TENDER SECURITIES                                                      2
----------------------------------------------------------------------------
GENERAL MARKET OBLIGATIONS                                             3
----------------------------------------------------------------------------
TOTAL                                                                100%

                                  [PIE CHART]


AVERAGE WEIGHTED MATURITY

----------------------------------------------------------------------------
                                                                 ON 1/28/97
----------------------------------------------------------------------------
KEMPER MONEY MARKET FUND                                           34 DAYS
----------------------------------------------------------------------------
FIRST TIER MONEY FUND AVERAGE+                                     59
----------------------------------------------------------------------------
KEMPER GOVERNMENT MONEY FUND                                       31
----------------------------------------------------------------------------
GOVERNMENT MONEY FUND AVERAGE+                                     48
----------------------------------------------------------------------------
KEMPER TAX-FREE MONEY FUND                                         26
----------------------------------------------------------------------------
TAX-FREE MONEY FUND AVERAGE+                                       47
----------------------------------------------------------------------------

* Portfolio compositions are subject to change.
+ The funds are compared to their respective IBC Financial Data categories:
First Tier Money Fund Average consists of all non-institutional taxable money market funds investing in only first tier (highest rating) securities and tracked by IBC Financial Data; Government Money Fund Average includes all non-institutional government money market funds tracked by IBC Financial Data; Tax-Exempt Money Fund Average consists of all non-institutional tax-free money market funds tracked by IBC Financial Data.

PORTFOLIO OF INVESTMENTS

KEMPER MONEY MARKET FUND

INVESTMENTS AT JANUARY 31, 1997
(VALUE IN THOUSANDS)

              CORPORATE OBLIGATIONS                VALUE
---------------------------------------------------------
BANKING--4.5%
---------------------------------------------------------
   (a)Bankers Trust New York Corp.
        5.45%, 2/1/97                         $   54,983
      Credit Lyonnais N.A. Inc.
        5.54%, 4/22/97                            64,211
      Sumitomo Bank Capital Markets, Inc.
        5.45%-5.50%, 2/25/97-3/24/97              74,528
       --------------------------------------------------
                                                  193,722
---------------------------------------------------------
BUSINESS LOANS--23.6%
---------------------------------------------------------
       Arena Funding Corp.
         5.48%-5.50%, 2/5/97-2/12/97               64,918
       Astro Capital Corp.
         5.48%, 2/3/97                             19,994
       Banner Receivable Corp.
         5.50%-5.59%, 2/20/97-3/31/97              54,749
       Broadway Capital Corp.
         5.50%-5.58%, 2/27/97-3/13/97              79,577
       CXC Incorporated
         5.40%, 3/11/97                            49,717
       Corporate Receivables Corp.
         5.43%, 2/14/97                            24,951
       Eureka Securitization, Inc.
         5.45%, 2/7/97                             24,978
       Falcon Asset Securitization Corp.
         5.37%, 2/27/97                            39,845
       Gotham Funding Corp.
         5.51%-5.52%, 2/20/97-4/24/97              74,307
       Jet Funding Corporation
         5.52%, 4/30/97                            74,001
       Kitty Hawk Funding Corp.
         5.53%-5.54%, 3/14/97-3/17/97              74,511
       Madison Funding Corp.
         5.68%, 3/17/97                            24,829
       Monte Rosa Capital Corp.
         5.47%, 2/13/97                            64,883
       Ranger Funding Corporation
         5.46%, 2/12/97                            24,959
       Sigma Finance, Inc.
         5.48%-5.53%, 3/25/97-3/27/97              74,398
       Strategic Asset Funding Corp.
         5.49%, 3/31/97                            74,345
       WCP Funding Inc.
         5.44%, 2/19/97                            24,933
       Windmill Funding Corp.
         5.44%, 2/14/97                            64,873
       Working Capital Management Co., L.P.
         5.49%-5.51%, 2/7/97-2/26/97               74,841
       --------------------------------------------------
                                                1,009,609

                                                  VALUE
---------------------------------------------------------
CAPITAL AND EQUIPMENT LENDING--10.6%
---------------------------------------------------------
   (a)American Honda Finance Corporation
        5.50%, 2/4/97-2/7/97                  $   64,997
      BTM Capital Corp.
        5.49%, 2/28/97-4/15/97                    39,664
   (a)Caterpillar Financial Services Corp.
        5.46%, 2/28/97                            30,000
      Chrysler Financial Corporation
        5.92%, 3/17/97                            10,018
      Ford Motor Credit Company
   (a)  5.94%, 2/3/97                             10,000
        5.34%, 3/4/97                             49,772
      General Motors Acceptance Corp.
        5.80%, 3/24/97                            15,003
      IBM Credit Corp.
        5.26%-5.98%, 2/28/97-5/29/97              49,977
      Mitsubishi Motors Credit of America,
      Inc.
        5.53%-5.56%, 4/14/97-4/28/97              29,651
      SRD Finance Inc.
        5.39%-5.43%, 2/6/97-2/20/97               84,879
   (a)Sanwa Business Credit Corp.
        5.56%-5.58%, 2/4/97-2/18/97               50,000
   (a)Xerox Credit Corp.
        5.50%, 2/4/97                             20,000
      ---------------------------------------------------
                                                  453,961
---------------------------------------------------------
CAPTIVE BUSINESS LENDING--6.1%
---------------------------------------------------------
      Enterprise Funding Corp.
        5.38%, 3/5/97                             49,762
   (a)FINOVA Capital Corporation
        5.56%, 2/18/97                            50,000
      Nichimen America, Inc.
        5.52%, 3/11/97                            14,914
      Oakland-Alameda County Coliseum,
      California
        5.46%-5.55%, 2/24/97-3/12/97              50,000
      Orix America, Inc.
        5.44%-5.50%, 2/3/97-3/3/97                94,719
      --------------------------------------------------
                                                 259,395
--------------------------------------------------------
CONSUMER LENDING--2.4%
---------------------------------------------------------
   (b)GMAC Mortgage Corporation of
      Pennsylvania
        5.66%, 2/28/97                            44,810
   (a)Household Finance Corp.
        5.48%, 2/28/97                            25,000
      Household International, Inc.
        5.45%, 4/2/97                             24,775
   (a)PHH Corporation
        5.45%, 2/6/97                              9,999
      ---------------------------------------------------
                                                 104,584

PORTFOLIO OF INVESTMENTS

(VALUE IN THOUSANDS)

                                                  VALUE
---------------------------------------------------------
DIVERSIFIED FINANCE--12.8%
---------------------------------------------------------
       APEX Funding Corp.
         5.52%, 4/30/97                          $49,334
       Associates Corporation of North
       America
         5.42%, 4/1/97                            74,342
   (a)CIT Group Holdings, Inc.
        5.36%, 2/1/97                             54,971
      Dynamic Funding Corporation
        5.40%-5.41%, 2/11/97-2/14/97              74,865
      General Electric Capital Corp.
        5.43%, 4/16/97                            74,174
      Heller Financial, Inc.
   (a)  5.55%-5.69%, 2/18/97-2/21/97              50,012
        5.65%, 4/11/97                            24,734
      Old Line Funding Corp.
        5.38%, 3/6/97-3/7/97                      74,625
      STRAIT Capital Corporation
        5.47%-5.54%, 2/20/97-4/21/97              68,554
      --------------------------------------------------
                                                 545,611
---------------------------------------------------------
FINANCIAL SERVICES--7.8%
---------------------------------------------------------
   (a)Bear Stearns Companies Inc.
        5.48%-5.50%, 2/6/97-2/19/97               55,000
   (a)Goldman Sachs Group, L.P.
        5.50%, 2/25/97                            50,000
(a)(b)Lehman Brothers Holdings Inc.
        5.57%, 2/19/97                            50,000
   (a)Merrill Lynch & Co., Inc.
        5.41%-5.45%, 2/10/97-2/19/97              49,991
      Nomura Holding America Inc.
        5.48%-5.61%, 4/17/97-4/30/97              74,046
      Salomon Inc.
   (a)  5.70%, 2/7/97                             30,000
        6.42%, 4/21/97                            24,664
      --------------------------------------------------
                                                 333,701
---------------------------------------------------------
HEALTH CARE AND PRODUCTS--2.7%
---------------------------------------------------------
       Columbia/HCA Healthcare Corp.
         5.40%, 3/26/97-3/27/97                    74,406
       Robins (A.H.) Company, Inc.
         5.59%, 2/13/97                            39,926
       ---------------------------------------------------
                                                  114,332
---------------------------------------------------------
MANUFACTURING AND INDUSTRIAL--.6%
---------------------------------------------------------
       Bridgestone/Firestone, Inc.
         5.43%, 2/24/97                            24,914

                                                   VALUE
---------------------------------------------------------
UTILITIES--7.4%
---------------------------------------------------------
       AES Shady Point, Inc.
         5.43%, 2/20/97                        $    9,971
       Brazos River Authority, Texas
         5.41%-5.45%, 2/12/97-2/18/97             120,940
       Frontier Corporation
         5.46%-5.50%, 2/10/97-2/11/97              34,950
       GTE Corporation
         5.60%, 2/21/97                            64,800
       Gulf Coast Waste Authority, Texas
         5.39%, 3/10/97                            25,000
       NYNEX Corporation
         5.37%-5.50%, 2/27/97-3/28/97              34,754
       New Hampshire
       Industrial Development Authority
         5.45%, 2/18/97                            25,000
       --------------------------------------------------
                                                  315,415
       --------------------------------------------------
       TOTAL CORPORATE OBLIGATIONS--78.5%
       (average maturity: 34 days)              3,355,244
       --------------------------------------------------

       BANK OBLIGATIONS
---------------------------------------------------------
CERTIFICATES OF DEPOSIT
---------------------------------------------------------
   (a)AmSouth Bank of Alabama
        5.45%, 2/7/97                             29,986
      Harris Trust & Savings Bank
        6.10%, 6/17/97                            14,997
   (a)Key Bank, N.A.
        5.36%, 2/1/97                             34,989
   (a)Key Bank of Maine
        5.39%, 2/14/97                            29,999
      MBNA America Bank N.A.
        5.50%, 3/17/97-4/18/97                    60,000
      NationsBank N.A.
        5.72%, 4/30/97                            19,997
   (a)Old Kent Bank
        5.45%, 2/1/97                             50,000
   (a)PNC Bank, N.A.
        5.56%, 2/3/97                             24,987
      --------------------------------------------------
      TOTAL BANK
      OBLIGATIONS--6.2%
      (average maturity: 31 days)                264,955
      --------------------------------------------------

PORTFOLIO OF INVESTMENTS

(VALUE IN THOUSANDS)


                                                                             VALUE
-----------------------------------------------------------------------------------
(C)  REPURCHASE AGREEMENTS
-----------------------------------------------------------------------------------
                       (Dated 1/97, collateralized by Federal
                       Home Loan Mortgage Corporation and
                       Federal National Mortgage Association
                       securities)
                       Chase Securities, Inc.
                       (held at The Chase Manhattan Bank)
                         5.45%, 2/10/97                                 $   25,000
                       Nomura Securities International, Inc.
                       (held at The Bank of New York)
                         5.43%-5.46%, 4/2/97-4/15/97                       440,000
                       Salomon Brothers Inc.
                       (held at The Bank of New York)
                         5.39%, 3/5/97-3/6/97                               75,000
                       ------------------------------------------------------------

                       TOTAL REPURCHASE AGREEMENTS--12.6%
                       (average maturity: 60 days)                         540,000

-----------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY NOTES
-----------------------------------------------------------------------------------

                   (a)Federal National Mortgage Association
                        5.33%, 2/4/97                                       54,554
                   (a)Student Loan Marketing Association
                        5.44%, 2/4/97                                       32,886
                      ------------------------------------------------------------

                       TOTAL U.S. GOVERNMENT AGENCY
                       NOTES--2.0%
                       (average maturity: 3 days)                           87,440
                       ------------------------------------------------------------

                       TOTAL INVESTMENTS--99.3%
                       (average maturity: 36 days)                       4,247,639
                       ------------------------------------------------------------

                       CASH AND OTHER ASSETS,
                       LESS LIABILITIES--.7%                                28,784
                       ------------------------------------------------------------

                       NET ASSETS--100%                                 $4,276,423
                       ------------------------------------------------------------


     See accompanying Notes to Portfolios of Investments.

PORTFOLIO OF INVESTMENTS

KEMPER GOVERNMENT MONEY FUND

INVESTMENTS AT JANUARY 31, 1997
(VALUE IN THOUSANDS)

                                                                                                              VALUE
--------------------------------------------------------------------------------------------------------------------
SHORT-TERM NOTES (ISSUED OR GUARANTEED BY
U.S. GOVERNMENT AGENCIES OR INSTRUMENTALITIES)
--------------------------------------------------------------------------------------------------------------------

                                (a)Agency for International Development
                                    Government of Israel
                                     5.59%, 2/4/97                                                         $  9,216
                                (a)Export-Import Bank of the United States
                                    Cathay Pacific Airways Limited
                                     5.56%, 2/13/97                                                           5,472
                                    KA Leasing, Ltd.
                                     5.56%, 2/15/97                                                          13,699
                                    Kuwait Investment Authority
                                     5.56%, 2/15/97                                                          22,840
                                    VARIG Brazilian Airlines
                                     5.56%, 4/15/97                                                           7,365
                                    Federal Home Loan Bank
                                (a)  5.26%-5.45%, 2/2/97-2/24/97                                             24,095
                                     6.02%-6.05%, 6/2/97-9/18/97                                             12,499
                                    Federal Home Loan Mortgage
                                    Corporation
                                     5.40%-6.16%, 3/20/97-9/1/97                                             12,594
                                    Federal National Mortgage Association
                                (a)  5.33%, 2/4/97                                                           50,632
                                     5.42%-6.10%, 2/24/97-9/3/97                                             22,856
                                (a) Overseas Private Investment
                                    Corporation
                                    International Paper Company
                                     5.51%, 4/15/97                                                           6,000
                                    Omolon
                                     5.50%, 2/4/97                                                           20,500
                                (a) Student Loan Marketing Association
                                     5.39%-5.87%, 2/4/97-6/30/97                                            135,435
                                   --------------------------------------------------------------------------------
                                   TOTAL SHORT-TERM NOTES--48.4%
                                   (average maturity: 33 days)                                              343,203
                                   --------------------------------------------------------------------------------


                                                                                                          VALUE
-------------------------------------------------------------------------------------------------------------------
(C)  REPURCHASE AGREEMENTS
-------------------------------------------------------------------------------------------------------------------

                                    (Dated 12/96 and 1/97, collateralized
                                    by Federal Home Loan Mortgage
                                    Corporation, Federal National
                                    Mortgage Association and Government
                                    National Mortgage Association
                                    securities)
                                    Bear, Stearns & Co. Inc.
                                      5.38%-5.47%, 2/12/97-3/19/97                                         $ 98,000
                                    CS First Boston Inc.
                                    (held at The Chase Manhattan Bank)
                                      5.36%-5.40%, 2/4/97-2/7/97                                             32,000
                                    Chase Securities, Inc.
                                    (held at The Chase Manhattan Bank)
                                      5.42%, 3/19/97                                                         15,000
                                    Lehman Government Securities Inc.
                                    (held at The Chase Manhattan Bank)
                                      5.35%, 2/3/97                                                           5,000
                                    Morgan Stanley & Co. Incorporated
                                    (held at The Bank of New York)
                                      5.39%, 2/4/97                                                          15,000
                                    Nomura Securities International, Inc.
                                    (held at The Bank of New York)
                                      5.40%-5.43%, 2/12/97-3/19/97                                          100,000
                                    Salomon Brothers Inc.
                                    (held at The Bank of New York)
                                      5.39%-5.44%, 2/5/97-2/26/97                                            95,000
                                    -------------------------------------------------------------------------------
                                    TOTAL REPURCHASE AGREEMENTS--50.7%
                                    (average maturity: 25 days)                                             360,000
                                    -------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS--99.1%
                                    (average maturity: 29 days)                                             703,203
                                    -------------------------------------------------------------------------------
                                    CASH AND OTHER ASSETS, LESS
                                    LIABILITIES--.9%                                                          6,035
                                    -------------------------------------------------------------------------------
                                    NET ASSETS--100%                                                       $709,238
                                    -------------------------------------------------------------------------------


       See accompanying Notes to Portfolios of Investments.

PORTFOLIO OF INVESTMENTS

KEMPER TAX-FREE MONEY FUND

INVESTMENTS AT JANUARY 31, 1997
(VALUE IN THOUSANDS)

      VARIABLE RATE
 (A)  DEMAND SECURITIES                           VALUE
--------------------------------------------------------
ALABAMA
--------------------------------------------------------
      Livingston
      Industrial Development Board
        4.00%                                  $  3,900
--------------------------------------------------------
ARIZONA
--------------------------------------------------------
      Apache County
      Industrial Development Authority
        3.55%                                     8,000
      Maricopa County
      Pollution Control Corporation
        3.60%                                     7,000
--------------------------------------------------------
CALIFORNIA
--------------------------------------------------------
      Kern County
      Community College District
        4.05%                                     3,000
      Los Angeles
      Harbor Improvement Corporation
        3.70%                                    11,500
--------------------------------------------------------
DISTRICT OF COLUMBIA
--------------------------------------------------------
      General Obligation
        3.70%                                     4,000
--------------------------------------------------------
FLORIDA
--------------------------------------------------------
      Dade County
      Aviation Facilities Revenue
        3.80%                                     7,900
--------------------------------------------------------
GEORGIA
--------------------------------------------------------
      Cartersville
      Industrial Development Revenue
        3.95%                                     3,600
      Fulton County
      Development Authority
        3.70%                                    10,445
--------------------------------------------------------
ILLINOIS
--------------------------------------------------------
      Development Finance Authority
        3.78%                                    23,500
      Educational Facilities Authority
        3.50%                                     8,900
      Havana
      Industrial Development Revenue
        3.70%                                     3,000
      Hillside
      Economic Development Revenue
        3.75%                                     6,000
      Mundelein
      Industrial Development Revenue
        3.75%                                     6,500
      Richmond
      Industrial Development Revenue
        3.70%                                     4,000
      Springfield
      Industrial Development Revenue
        3.70%                                     6,500
      Woodridge
      Industrial Development Revenue
        3.79%                                     4,100


                                                  VALUE
--------------------------------------------------------
INDIANA
--------------------------------------------------------
      Health Facility Financing Authority
        3.60%                                  $  5,000
      Ossian
      Economic Development Revenue
        3.75%                                     4,000
      Rockport
      Pollution Control Revenue
        3.60%                                    14,745
--------------------------------------------------------
KANSAS
--------------------------------------------------------
      Kansas City
      Pollution Control Revenue
        3.75%                                     4,350
--------------------------------------------------------
KENTUCKY
--------------------------------------------------------
      Development Finance Authority
        3.60%                                     7,880
      Lexington-Fayette Urban County
      Government Industrial Building Revenue
        3.75%                                     4,800
      Mayfield
      Multi-City Lease Revenue
        3.75%                                     5,000
      Todd County
      Industrial Development Revenue
        3.75%                                     2,600
--------------------------------------------------------
LOUISIANA
--------------------------------------------------------
      Caddo Parish
      Industrial Development Board
        3.90%                                     2,930
--------------------------------------------------------
MICHIGAN
--------------------------------------------------------
      Dearborn
      Economic Development Corporation
        3.60%                                     7,700
--------------------------------------------------------
MINNESOTA
--------------------------------------------------------
      Minneapolis
      Community Development Agency
        3.55%                                     5,000
--------------------------------------------------------
MISSOURI
--------------------------------------------------------
      Kirksville
      Industrial Development Authority
        4.00%                                     6,900

--------------------------------------------------------
NEVADA
--------------------------------------------------------
      Department of Commerce
        3.80%                                     4,650
--------------------------------------------------------
NEW HAMPSHIRE
--------------------------------------------------------
      Business Finance Authority
        3.65%                                     8,000
--------------------------------------------------------
NEW MEXICO
--------------------------------------------------------
      Farmington
      Pollution Control Revenue
        3.70%                                     6,300

PORTFOLIO OF INVESTMENTS

(VALUE IN THOUSANDS)

                                                  VALUE
---------------------------------------------------------
NORTH CAROLINA
---------------------------------------------------------
       Lenoir County
       Pollution Control Financing Authority
         3.75%                                  $ 10,000
       Medical Care Commission
       Hospital Revenue
         3.55%                                    13,350
---------------------------------------------------------
PENNSYLVANIA
---------------------------------------------------------
       Berks County
       Redevelopment Authority
         3.99%                                     8,000
       Emmaus
       General Authority Revenue
         3.70%                                    20,200
       Philadelphia
       Authority for Industrial Development
         3.65%                                    12,400
---------------------------------------------------------
TENNESSEE
---------------------------------------------------------
       Clarksville
       Public Building Authority
         3.55%                                     4,600
       Maury County
       Industrial Development Board
         3.95%                                     2,500
---------------------------------------------------------
TEXAS
---------------------------------------------------------
       Gulf Coast
       Industrial Development Authority
         3.60%                                     1,700
       Sabine River Authority
         3.80%                                     2,500
       Trinity River Authority
         3.75%                                     9,200
---------------------------------------------------------
UTAH
---------------------------------------------------------
       Springville
       Industrial Development Revenue
         3.45%                                     5,000
---------------------------------------------------------
VIRGINIA
---------------------------------------------------------
       Louisa County
       Industrial Development Authority
         3.55%                                    10,000
---------------------------------------------------------
WASHINGTON
---------------------------------------------------------
       Port Angeles
       Industrial Development Corporation
         4.00%                                    10,100

                                                 VALUE
---------------------------------------------------------
WISCONSIN
---------------------------------------------------------
       Eau Claire
       Solid Waste Disposal Revenue
         3.70%                                  $  9,000
       ---------------------------------------------------
       TOTAL VARIABLE RATE DEMAND
       SECURITIES--42.2%
       (average maturity: 6 days)                330,250
       ---------------------------------------------------

       OTHER SECURITIES
---------------------------------------------------------
ALASKA
---------------------------------------------------------
       Valdez
       Marine Terminal Revenue
         3.60%-3.70%, 2/13/97-4/4/97              12,500
---------------------------------------------------------
ARIZONA
---------------------------------------------------------
       Salt River Project
       Agricultural Improvement and Power
         District
         3.55%, 2/20/97-2/25/97                   15,400
---------------------------------------------------------
CALIFORNIA
---------------------------------------------------------
       Revenue Anticipation Warrants
         3.97%, 6/30/97                            7,315
---------------------------------------------------------
COLORADO
---------------------------------------------------------
       Platte River Power Authority
         3.65%, 2/12/97                            3,900
---------------------------------------------------------
FLORIDA
---------------------------------------------------------
       Sarasota County
       Public Hospital District
         3.45%-3.55%, 2/20/97-5/14/97             19,750
       Sunshine State
       Governmental Financing Commission
         3.50%, 5/9/97                             6,400
---------------------------------------------------------
GEORGIA
---------------------------------------------------------
       Municipal Electric Authority
         3.55%-3.60%, 3/10/97-5/9/97              22,090
       Municipal Gas Authority
         3.50%, 3/13/97                            2,905
---------------------------------------------------------
ILLINOIS
---------------------------------------------------------
       Chicago
       General Obligation
         4.00%, 3/6/97                             5,000
       Development Finance Authority
         3.55%-4.25%, 2/3/97-6/2/97               11,190
       Educational Facilities Authority
         3.55%, 2/20/97                            8,000

PORTFOLIO OF INVESTMENTS

(VALUE IN THOUSANDS)


                                                VALUE
--------------------------------------------------------
INDIANA
--------------------------------------------------------
       Gary
       Environmental Improvement Revenue
         3.70%, 2/13/97                         $  4,000
       Jasper County
       Pollution Control Revenue
         3.50%-3.60%, 2/21/97-5/14/97             36,350
       Mount Vernon
       Pollution Control and Solid Waste
       Disposal Revenue
         3.55%, 2/20/97                            6,400
       Sullivan
       Pollution Control Revenue
         3.55%, 2/20/97                            3,495
--------------------------------------------------------
KANSAS
--------------------------------------------------------
       Burlington
       Pollution Control Revenue
         3.55%-3.65%, 2/12/97-2/21/97             13,335
--------------------------------------------------------
KENTUCKY
--------------------------------------------------------
       Danville
       Multi-City Lease Revenue
         3.60%, 4/4/97                            10,000
       Pendleton County
       Multi-County Lease Revenue
         3.55%-3.60%, 2/20/97-3/11/97             23,740
--------------------------------------------------------
MARYLAND
--------------------------------------------------------
       Anne Arundel County
       Port Facilities Revenue
         3.65%-3.70%, 2/7/97-2/13/97              15,600
--------------------------------------------------------
MICHIGAN
--------------------------------------------------------
       Strategic Fund
         3.65%, 2/13/97                            6,350
--------------------------------------------------------
NEBRASKA
--------------------------------------------------------
       Public Power District
         3.55%, 2/24/97                            5,000
--------------------------------------------------------
NEW HAMPSHIRE
--------------------------------------------------------
       Business Finance Authority
         3.40%, 2/11/97                            3,500
--------------------------------------------------------
NEW YORK
--------------------------------------------------------
       Nassau County
       Revenue Anticipation Notes
         3.40%, 3/5/97                             7,402
       New York City
       Municipal Water Finance Authority
         3.60%, 2/20/97                            4,000
       Power Authority
         3.60%, 3/7/97                             4,300
--------------------------------------------------------
NORTH CAROLINA
--------------------------------------------------------
       Municipal Power Agency
         3.55%, 2/21/97-2/25/97                   14,500

                                                VALUE

--------------------------------------------------------
OKLAHOMA
--------------------------------------------------------
       Oklahoma County
       Industrial Authority
         3.75%, 3/3/97                          $  8,000
--------------------------------------------------------
PENNSYLVANIA
--------------------------------------------------------
       Philadelphia School District
       Tax and Revenue Anticipation Notes
         4.00%, 6/30/97                            8,216
--------------------------------------------------------
TEXAS
--------------------------------------------------------
       Austin
       Combined Utility Systems
         3.50%, 3/19/97-3/21/97                   14,000
       Brazoria County
       Brazos River Harbor Navigation District
         3.65%, 2/10/97                            6,100
       Dallas
       Area Rapid Transit
         3.55%, 2/21/97-2/24/97                   13,500
       Harris County
       Health Facilities Development
         Corporation
         3.65%, 2/25/97                            6,100
       Houston
       Water and Sewer System
         3.55%-3.70%, 2/12/97-2/20/97             18,000
       Lower Colorado River Authority
         3.55%, 2/19/97                            7,000
       Municipal Power Agency
         3.55%-3.60%, 2/24/97-2/25/97             15,600
       Public Finance Authority
         3.55%, 2/24/97-2/25/97                   16,500
       San Antonio
       Electric and Gas Systems
         3.55%-3.60%, 2/18/97-2/24/97             18,900
       Tax and Revenue Anticipation Notes
         3.95%, 8/29/97                            4,520
--------------------------------------------------------
UTAH
--------------------------------------------------------
       Intermountain Power Agency
         3.55%, 2/21/97                            8,000
       Tooele County
       Waste Treatment Revenue
         3.75%, 2/6/97                             5,000
--------------------------------------------------------
VIRGINIA
--------------------------------------------------------
       Chesterfield County
       Industrial Development Authority
         3.60%-3.65%, 2/7/97-4/4/97               15,350
       Louisa County
       Industrial Development Authority
         3.65%, 3/21/97                            2,400


PORTFOLIO OF INVESTMENTS

(VALUE IN THOUSANDS)


                                                  VALUE
----------------------------------------------------------
WYOMING
----------------------------------------------------------
       Sweetwater
       Pollution Control Revenue
         3.50%, 3/13/97                         $  6,800
       ---------------------------------------------------
       TOTAL OTHER
       SECURITIES--57.0%
       (average maturity: 37 days)               446,408
       ---------------------------------------------------
       TOTAL INVESTMENTS--99.2%
       (average maturity: 23 days)               776,658
       ---------------------------------------------------
       OTHER ASSETS, LESS LIABILITIES--.8%         6,453
       ---------------------------------------------------
       NET ASSETS -- 100%                       $783,111
       ---------------------------------------------------

NOTES TO PORTFOLIOS OF INVESTMENTS

Interest rates represent annualized yield to date of maturity, except for variable rate securities described in Note (a). For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same. Likewise, carrying value approximates principal amount.

(a) Variable rate securities. The rates shown are the current rates at January 31, 1997. The dates shown represent the demand date or the next interest rate change date. Securities in Kemper Tax-Free Money Fund shown without a date are payable within five business days and are backed by credit support agreements from banks or insurance institutions.

(b) Illiquid securities. At January 31, 1997, the aggregate value of illiquid securities was $94,810,000 in Kemper Money Market Fund, which represented 2.2% of net assets.

(c) Repurchase agreements are fully collateralized by U.S. Government securities. All collateral is held at the Funds' custodian bank, Investors Fiduciary Trust Company, or at subcustodian banks, as indicated. The collateral is monitored daily by the Funds so that its market value exceeds the carrying value of the repurchase agreement.

See accompanying Notes to Financial Statements.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

JANUARY 31, 1997
(IN THOUSANDS)

                                                                  KEMPER        KEMPER       KEMPER
                                                                  MONEY       GOVERNMENT    TAX-FREE
                                                                  MARKET        MONEY        MONEY
                                                                   FUND          FUND         FUND
----------------------------------------------------------------------------------------------------
 ASSETS
----------------------------------------------------------------------------------------------------
Investments, at amortized cost:
  Short-term securities                                         $3,707,639      343,203      776,658
----------------------------------------------------------------------------------------------------
  Repurchase agreements                                            540,000      360,000           --
----------------------------------------------------------------------------------------------------
Cash                                                                25,071        3,062           --
----------------------------------------------------------------------------------------------------
Receivable for:
  Interest                                                          10,581        4,099        4,655
----------------------------------------------------------------------------------------------------
  Securities sold                                                       --           --        3,000
----------------------------------------------------------------------------------------------------
    TOTAL ASSETS                                                 4,283,291      710,364      784,313
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
 LIABILITIES AND NET ASSETS
----------------------------------------------------------------------------------------------------
Cash overdraft                                                          --           --          262
----------------------------------------------------------------------------------------------------
Payable for:
  Dividends                                                          4,179          690          484
----------------------------------------------------------------------------------------------------
  Management fee                                                       951          157          175
----------------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses               729          122           81
----------------------------------------------------------------------------------------------------
  Trustees' fees and other                                           1,009          157          200
----------------------------------------------------------------------------------------------------
    Total liabilities                                                6,868        1,126        1,202
----------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING                     $4,276,423      709,238      783,111
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
 THE PRICING OF SHARES
----------------------------------------------------------------------------------------------------
Shares outstanding                                               4,276,423      709,238      783,111
----------------------------------------------------------------------------------------------------
Net asset value and redemption price per share                       $1.00         1.00         1.00
----------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS

SIX MONTHS ENDED JANUARY 31, 1997
(IN THOUSANDS)

                                                                                 KEMPER       KEMPER       KEMPER
                                                                                 MONEY      GOVERNMENT    TAX-FREE
                                                                                 MARKET       MONEY        MONEY
                                                                                  FUND         FUND         FUND
------------------------------------------------------------------------------------------------------------------
 NET INVESTMENT INCOME
------------------------------------------------------------------------------------------------------------------
Interest income                                                                $117,931      19,085      13,876
------------------------------------------------------------------------------------------------------------------
Expenses:
  Management fee                                                                  5,709         925       1,015
------------------------------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses                          3,369         526         285
------------------------------------------------------------------------------------------------------------------
  Reports to shareholders                                                           317          51          52
------------------------------------------------------------------------------------------------------------------
  Registration costs                                                                 43          33          32
------------------------------------------------------------------------------------------------------------------
  Professional fees                                                                  44           7           8
------------------------------------------------------------------------------------------------------------------
  Trustees' fees and other                                                          105          12          13
------------------------------------------------------------------------------------------------------------------
    Total expenses                                                                9,587       1,554       1,405
------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                          $108,344      17,531      12,471
------------------------------------------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JANUARY 31, 1997 AND YEAR ENDED JULY 31, 1996
(IN THOUSANDS)


                                                KEMPER                    KEMPER                  KEMPER
                                             MONEY MARKET            GOVERNMENT MONEY         TAX-FREE MONEY
                                                 FUND                      FUND                    FUND
                                       ------------------------    --------------------    --------------------
                                          1997          1996         1997        1996        1997        1996
---------------------------------------------------------------------------------------------------------------
 OPERATIONS, DIVIDENDS AND
 CAPITAL SHARE ACTIVITY
---------------------------------------------------------------------------------------------------------------
Net investment income                  $  108,344       214,849      17,531      33,708      12,471      25,511
---------------------------------------------------------------------------------------------------------------
Net realized loss                              --       (28,328)         --          --          --          --
---------------------------------------------------------------------------------------------------------------
Change in unrealized depreciation              --        28,328          --          --          --          --
---------------------------------------------------------------------------------------------------------------
Dividends to shareholders from
net investment income                    (108,344)     (214,849)    (17,531)    (33,708)    (12,471)    (25,511)
---------------------------------------------------------------------------------------------------------------
Capital share transactions
(dollar amounts and number of shares
are the same):
  Shares sold                           2,734,530     5,752,934     342,206     728,317     399,579     753,317
---------------------------------------------------------------------------------------------------------------
  Shares issued in reinvestment of
  dividends                               104,353       207,091      16,780      32,576      12,079      24,739
---------------------------------------------------------------------------------------------------------------
                                        2,838,883     5,960,025     358,986     760,893     411,658     778,056
---------------------------------------------------------------------------------------------------------------
  Shares redeemed                      (2,788,235)   (5,759,348)   (321,789)   (692,453)   (357,565)   (809,181)
---------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) FROM
CAPITAL SHARE TRANSACTIONS AND
TOTAL INCREASE (DECREASE) IN NET ASSETS    50,648       200,677      37,197      68,440      54,093     (31,125)
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
 NET ASSETS
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
Beginning of period                     4,225,775     4,025,098     672,041     603,601     729,018     760,143
---------------------------------------------------------------------------------------------------------------
END OF PERIOD                          $4,276,423     4,225,775     709,238     672,041     783,111     729,018
---------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

   1 DESCRIPTION OF
     THE FUNDS               Kemper Money Funds (the Trust) is an open-end
                             management investment company organized as a business trust under the laws of Massachusetts currently offering three series of shares. Kemper
                             Money Market Fund invests primarily in short-term high quality obligations of major banks and corporations. Kemper Government Money Fund invests exclusively in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements thereon. Kemper Tax-Free Money Fund invests in short-term high quality municipal securities.

--------------------------------------------------------------------------------

   2 SIGNIFICANT
     ACCOUNTING POLICIES     INVESTMENT VALUATION. Investments are stated at
                             amortized cost, which approximates market value. In the event that a deviation of 1/2 of 1% or more exists between a Fund's $1.00 per share net asset value, calculated at amortized cost, and the net asset value calculated by reference to market-based values, or if there is any other deviation that the Board of Trustees believes would result in a material dilution to shareholders or purchasers, the Board of Trustees will promptly consider what action should be initiated.

                             INVESTMENT TRANSACTIONS AND INTEREST INCOME.
                             Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments.

                             EXPENSES. Expenses arising in connection with a Fund are allocated to that Fund. Other Trust expenses are allocated among the Funds in proportion to their relative net assets.

                             FUND SHARE VALUATION AND DIVIDENDS TO SHAREHOLDERS. Fund shares are sold and redeemed on a continuous basis at net asset value. On each day that the New York Stock Exchange is open for trading, each Fund determines its net asset value per share (NAV) by dividing the total value of the Fund's investments and other assets, less liabilities, by the number of Fund shares outstanding. The NAV is determined at 11:00 a.m., 1:00 p.m. and 3:00 p.m. Chicago time for Kemper Money Market Fund and Kemper Government Money Fund and at 11:00 a.m. and 3:00 p.m. Chicago time for Kemper Tax-Free Money Fund. Each Fund declares a daily dividend, equal to its net investment income for that day, payable monthly. Net investment income consists of all interest income plus (minus) all realized gains (losses) on portfolio securities, minus all expenses of the Fund.

                             FEDERAL INCOME TAXES. Each Fund has complied with the special provisions of the Internal Revenue Code available to investment companies during the six months ended January 31, 1997.

--------------------------------------------------------------------------------

   3 TRANSACTIONS WITH
     AFFILIATES              MANAGEMENT AGREEMENT. The Trust has a management
                             agreement with Zurich Kemper Investments, Inc.
                             (ZKI) and pays a management fee at an annual rate of .50% of the first $215 million of average daily net assets declining to .25% of average daily net assets in excess of $800 million. During the six months ended January 31, 1997, the Trust incurred management fees of $7,649,000.

                             SHAREHOLDER SERVICES AGREEMENT. Pursuant to a services agreement with the Funds' transfer agent, Kemper Service Company (KSvC) is the shareholder service agent of the Trust. Under the agreement, KSvC received shareholder services fees of $3,154,000 for the six months ended January 31, 1997.

                             OFFICERS AND TRUSTEES. Certain officers or trustees of the Trust are also officers or directors of ZKI. During the six months ended January 31, 1997, the Trust made no payments to its officers and incurred trustees' fees of $32,000 to independent trustees.

FINANCIAL HIGHLIGHTS


                                                  ---------------------------------------------------------------------
                                                                          KEMPER MONEY MARKET FUND
                                                  ---------------------------------------------------------------------
                                                    SIX MONTHS
                                                      ENDED                             YEAR ENDED JULY 31,
                                                  JANUARY 31, 1997         1996         1995         1994         1993
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $1.00            1.00         1.00         1.00         1.00
-----------------------------------------------------------------------------------------------------------------------
Net investment income and dividends declared             .03             .05          .05          .03          .03
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $1.00            1.00         1.00         1.00         1.00
-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                           2.59%           5.34         5.34         3.20         2.96
-----------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
-----------------------------------------------------------------------------------------------------------------------
Expenses                                                 .45%            .50          .52          .52          .52
-----------------------------------------------------------------------------------------------------------------------
Net investment income                                   5.06%           5.20         5.19         3.14         2.92
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of period (in thousands)        $4,276,423       4,225,775    4,025,098    4,148,789    4,499,930
-----------------------------------------------------------------------------------------------------------------------

NOTE: Kemper Money Market Fund's total return for the year ended July 31, 1995 includes the effect of a capital contribution from the investment manager. Without the capital contribution, the total return would have been 4.62%.


                                                  ---------------------------------------------------------------------
                                                                     KEMPER GOVERNMENT MONEY FUND
                                                  ---------------------------------------------------------------------
                                                         SIX MONTHS
                                                            ENDED                       YEAR ENDED JULY 31,
                                                    JANUARY 31, 1997       1996         1995         1994         1993
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $1.00            1.00         1.00         1.00         1.00
-----------------------------------------------------------------------------------------------------------------------
Net investment income and dividends declared             .03             .05          .05          .03          .03
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $1.00            1.00         1.00         1.00         1.00
-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                           2.58%           5.34         5.36         3.20         2.97
-----------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
-----------------------------------------------------------------------------------------------------------------------
Expenses                                                 .45%            .46          .46          .47          .45
-----------------------------------------------------------------------------------------------------------------------
Net investment income                                   5.06%           5.20         5.21         3.15         2.94
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of period (in thousands)          $709,238         672,041      603,601      707,368      694,303
-----------------------------------------------------------------------------------------------------------------------


                                                  ---------------------------------------------------------------------
                                                                        KEMPER TAX-FREE MONEY FUND
                                                  ---------------------------------------------------------------------
                                                      SIX MONTHS
                                                         ENDED                          YEAR ENDED JULY 31,
                                                  JANUARY 31, 1997         1996         1995         1994         1993
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $1.00            1.00         1.00         1.00         1.00
-----------------------------------------------------------------------------------------------------------------------
Net investment income and dividends declared             .02             .03          .03          .02          .02
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $1.00            1.00         1.00         1.00         1.00
-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                           1.67%           3.44         3.53         2.33         2.39
-----------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
-----------------------------------------------------------------------------------------------------------------------
Expenses                                                 .37%            .39          .40          .41          .39
-----------------------------------------------------------------------------------------------------------------------
Net investment income                                   3.28%           3.38         3.46         2.30         2.36
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of period (in thousands)           $783,111        729,018      760,143      792,131      758,630
-----------------------------------------------------------------------------------------------------------------------

TRUSTEES AND OFFICERS

TRUSTEES                          OFFICERS

STEPHEN B. TIMBERS                J. PATRICK BEIMFORD, JR.
President and Trustee             Vice President

DAVID W. BELIN                    CHARLES R. MANZONI, JR.
Trustee                           Vice President

LEWIS A. BURNHAM                  JOHN E. NEAL
Trustee                           Vice President

DONALD L. DUNAWAY                 FRANK J. RACHWALSKI, JR.
Trustee                           Vice President

ROBERT B. HOFFMAN                 PHILIP J. COLLORA
Trustee                           Vice President and
                                  Secretary
DONALD R. JONES
Trustee                           JEROME L. DUFFY
                                  Treasurer
DOMINIQUE P. MORAX
Trustee                           ELIZABETH C. WERTH
                                  Assistant Secretary
SHIRLEY D. PETERSON
Trustee

WILLIAM P. SOMMERS
Trustee



--------------------------------------------------------------------------------
LEGAL COUNSEL                  VEDDER, PRICE, KAUFMAN & KAMMHOLZ
                               222 North LaSalle Street
                               Chicago, IL 60601

--------------------------------------------------------------------------------
SHAREHOLDER SERVICE AGENT      KEMPER SERVICE COMPANY
                               P.O. Box 419557
                               Kansas City, MO 64141

--------------------------------------------------------------------------------
CUSTODIAN AND TRANSFER AGENT   INVESTORS FIDUCIARY TRUST COMPANY
                               127 West 10th Street
                               Kansas City, MO 64105

--------------------------------------------------------------------------------
INVESTMENT MANAGER             ZURICH KEMPER INVESTMENTS, INC.

PRINCIPAL UNDERWRITER          KEMPER DISTRIBUTORS, INC.
                               222 South Riverside Plaza Chicago, IL 60606 www.kemper.com

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This report is not to be distributed unless preceded
or accompanied by a Kemper Money
Funds prospectus.

KMF - 3 (3/97)   1030040
Printed in the U.S.A.                                  [ZURICH LOGO]